PENN SERIES FUNDS, INC.

Supplement dated September 29, 2023

to the Prospectus dated May 1, 2023, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Real Estate Securities Fund

Effective January 1, 2024 (the “Effective Date”), Ji Zhang will join Jason Yablon, Mathew Kirschner and Jon Cheigh as a portfolio manager of the Real Estate Securities Fund (the “Fund”).

As a result of the foregoing, as of the Effective Date, the information in the Prospectus under the heading “Portfolio Managers” in the Fund’s “Fund Summary” section is replaced in its entirety by the following:

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Jon Cheigh is the Chief Investment Officer and an Executive Vice President of Cohen & Steers and has been a portfolio manager of the Fund since May 2011.

Jason Yablon is an Executive Vice President of Cohen & Steers and has been a portfolio manager of the Fund since May 2013.

Mathew Kirschner is a Senior Vice President of Cohen & Steers and has been a portfolio manager of the Fund since November 2020.

Ji Zhang is a Senior Vice President of Cohen & Steers and has been a portfolio manager of the Fund since January 2024.

The second and third paragraphs under the heading “Management – Sub-Advisers – Cohen & Steers Capital Management, Inc.” in the Fund’s Prospectus are hereby replaced in their entirety with the following:

Cohen & Steers utilizes a team-based approach in managing the Fund. Messrs. Cheigh, Yablon, Kirschner and Ms. Zhang direct and supervise the execution of the Fund’s investment strategy.

Mr. Cheigh joined Cohen & Steers in 2005 and currently serves as the Chief Investment Officer of Cohen & Steers, an Executive Vice President and head of the global real estate investment team of Cohen & Steers.

Mr. Yablon joined Cohen & Steers in 2004 and currently serves as an Executive Vice President of Cohen & Steers. Prior to January 2022, he served as a Senior Vice President of Cohen & Steers.

Mr. Kirschner joined Cohen & Steers in 2004 and currently serves as a Senior Vice President of Cohen & Steers. Prior to January 2019, he served as a Vice President of Cohen & Steers. Mr. Kirschner is a Chartered Financial Analyst.

Ms. Zhang joined Cohen & Steers in 2018 and currently serves as Senior Vice President of Cohen & Steers. Prior to January of 2023, she served as a Vice President of Cohen & Steers. Ms. Zhang is a Chartered Financial Analyst.

The changes described are not expected to affect the day-to-day management of the Fund nor will they affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM9019  09/23

PENN SERIES FUNDS, INC.

Supplement dated September 29, 2023

to the Statement of Additional Information (“SAI”) dated May 1, 2023,

as supplemented

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Real Estate Securities Fund

Effective January 1, 2024 (the “Effective Date”), Ji Zhang will join Jason Yablon, Mathew Kirschner and Jon Cheigh as a portfolio manager of the Real Estate Securities Fund (the “Fund”).

As a result of the foregoing, as of the Effective Date, the sentence in the paragraph entitled “Fund Shares Owned by Portfolio Managers” under the section “General Information – Portfolio Managers – Cohen & Steers Capital Management, Inc.,” is hereby deleted and replaced with the following:

Messrs. Cheigh, Kirschner and Yablon did not beneficially own any shares of the Fund as of December 31, 2022. Ms. Zhang did not beneficially own any shares of the Fund as of July 31, 2023.

Additionally, as of the Effective Date, the following is added to the “Other Accounts” chart in the same section of the SAI:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Ji Zhang[1]	2	$2,321	31	$4,333	24	$7,146

[1]	The information for Ms. Zhang is provided as of July 31, 2023.

The changes described above are not expected to affect the day-to-day management of the Fund nor will they effect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM9020  09/23